Earnings Per Share - Calculation of Detailed and Diluted Earnings per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share, Basic and Diluted [Abstract]
Net earnings (loss)	$ 91	$ 69	$ 57	$ 44	$ 50	$ 13	$ 50	$ 33	$ 261	$ 146	$ (100)
Weighted-average common shares outstanding (in shares)									49.7	49.4	48.8
Dilutive weighted-average common shares outstanding									50.4	50.1	48.8
Earnings (loss) per share - basic	$ 1.86	$ 1.38	$ 1.14	$ 0.88	$ 1.01	$ 0.26	$ 1.01	$ 0.67	$ 5.25	$ 2.96	$ (2.05)
Earnings (loss) per share - diluted	$ 1.82	$ 1.36	$ 1.12	$ 0.87	$ 0.98	$ 0.26	$ 1.00	$ 0.67	$ 5.18	$ 2.91	$ (2.05)
Stock Options
Earnings Per Share, Basic and Diluted [Abstract]
Net effect of dilutive									0.3	0.2
Restricted stock rights
Earnings Per Share, Basic and Diluted [Abstract]
Net effect of dilutive									0.3	0.2
Restricted performance stock rights
Earnings Per Share, Basic and Diluted [Abstract]
Net effect of dilutive									0.1	0.3